SCHEDULE OF STOCK-BASED PAYMENT EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total expenses	$ 500	$ 348	$ 1,664	$ 1,638
Cost of Sales [Member]
Total expenses	9	3	22	29
Research and Development Expense [Member]
Total expenses	135	140	522	576
Selling and Marketing Expense [Member]
Total expenses	50	41	126	130
General and Administrative Expense [Member]
Total expenses	$ 306	$ 164	$ 994	$ 903